CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total USD ($)	Common Stock [Member]	Share Capital [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Other Comprehensive Income (Loss) [Member] USD ($)	Total NewLead Holdings' Shareholders' Equity [Member] USD ($)	Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2010	$ 86,281,000		$ 2,000	$ 208,353,000	$ (122,074,000)	$ 0	$ 86,281,000	$ 0
Balance (in shares) at Dec. 31, 2010		16
Net loss	(290,395,000)		0	0	(290,395,000)	0	(290,395,000)	0
Issuance of common shares	87,000		0	87,000	0	0	87,000	0
Issuance of common shares (in shares)		0
Share-based compensation	1,593,000		0	1,593,000	0	0	1,593,000	0
Share-based compensation (in shares)		1
Balance at Dec. 31, 2011	(202,434,000)		2,000	210,033,000	(412,469,000)	0	(202,434,000)	0
Balance (in shares) at Dec. 31, 2011		17
Net loss	(403,925,000)		0	0	(402,562,000)	0	(402,562,000)	(1,363,000)
Issuance of common shares	1,024,000		0	1,024,000	0	0	1,024,000	0
Issuance of common shares (in shares)		2
Issuance of common shares - settlement of liabilities	486,285,000		86,000	486,199,000	0	0	486,285,000	0
Issuance of common shares - settlement of liabilities (in shares)		856
Issuance of warrants	1,015,000		0	1,015,000	0	0	1,015,000	0
Share-based compensation	2,408,000		0	2,408,000	0	0	2,408,000	0
Share-based compensation (in shares)		7
Balance at Dec. 31, 2012	(115,627,000)		88,000	700,679,000	(815,031,000)	0	(114,264,000)	(1,363,000)
Balance (in shares) at Dec. 31, 2012		882
Net loss	(158,224,000)		0	0	(158,232,000)	0	(158,232,000)	8,000
Issuance of common shares - settlement of liabilities	44,656,000		123,000	44,533,000	0	0	44,656,000	0
Issuance of common shares - settlement of liabilities (in shares)		1,232
Issuance of common shares - advance for acquisition of coal property	50,419,000		100,000	50,319,000	0	0	50,419,000	0
Issuance of common shares - advance for acquisition of coal property (in shares)		996
Issuance of common shares - warrants exercise	11,952,000		3,000	11,949,000	0	0	11,952,000	0
Issuance of common shares - warrants exercise (in shares)		26
Beneficial conversion feature on the convertible senior notes	248,000		0	248,000	0	0	248,000	0
Share-based compensation	25,193,000		10,000	25,183,000	0	0	25,193,000	0
Share-based compensation (in shares)		98
Other comprehensive income	34,000		0	0	0	34,000	34,000	0
Balance at Dec. 31, 2013	$ (141,349,000)		$ 324,000	$ 832,911,000	$ (973,263,000)	$ 34,000	$ (139,994,000)	$ (1,355,000)
Balance (in shares) at Dec. 31, 2013		3,234